SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
Disclosure Of Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

14. SUPPLEMENTAL CASH FLOW INFORMATION

	December 31,	December 31,	December 31,
	2024	2023	2022
Proceeds from sale of equipment included in accounts receivable	$39,114	$-	$-
Interest paid	$1,118	$3,169	$10,193
Income taxes paid	$235,502	$191,731	$57,611